Matthews Asia Innovators Fund	September 30, 2019

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 91.9%

	Shares	Value
CHINA/HONG KONG: 59.2%
Alibaba Group Holding, Ltd. ADR[b]	124,300	$20,786,689
Tencent Holdings, Ltd.	363,600	15,208,633
Ping An Insurance Group Co. of China, Ltd. H Shares	1,090,000	12,528,151
Jiangsu Hengrui Medicine Co., Ltd. A Shares	993,055	11,226,287
AIA Group, Ltd.	1,156,400	10,906,066
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. A Shares	643,650	9,387,612
Wuxi Biologics Cayman, Inc.[b,c,d]	910,000	9,279,181
TAL Education Group ADR[b]	259,800	8,895,552
China Resources Land, Ltd.	2,064,000	8,645,326
China International Travel Service Corp., Ltd. A Shares	638,772	8,327,442
Silergy Corp.	286,000	7,092,761
Bilibili, Inc. ADR[b]	487,600	6,884,912
Meituan Dianping Class Bb,d	567,100	5,792,010
Huazhu Group, Ltd. ADR	155,630	5,138,903
Kingdee International Software Group Co., Ltd.	4,385,000	4,617,753
Midea Group Co., Ltd. A Shares	592,189	4,244,791
Haidilao International Holding, Ltd.[c,d]	890,000	3,801,409
Innovent Biologics, Inc.[b,c,d]	1,084,000	3,456,651
Momo, Inc. ADR	94,953	2,941,644

Total China/Hong Kong		159,161,773

INDIA: 12.7%
HDFC Bank, Ltd.	869,846	15,074,016
Housing Development Finance Corp., Ltd.	262,324	7,322,059
Kotak Mahindra Bank, Ltd.	262,569	6,098,429
Info Edge India, Ltd.	192,322	5,489,060

Total India		33,983,564

SOUTH KOREA: 5.7%
Orion Corp.	85,801	7,049,670
LG Household & Health Care, Ltd.	4,269	4,659,281
Hugel, Inc.[b]	11,500	3,701,459

Total South Korea		15,410,410

INDONESIA: 4.2%
PT Bank Rakyat Indonesia Persero	28,877,400	8,384,984
PT Mayora Indah	9,496,200	1,491,294
PT Bank Tabungan Pensiunan Nasional Syariah[b]	6,374,300	1,481,874

Total Indonesia		11,358,152

VIETNAM: 3.2%
Mobile World Investment Corp.	983,293	5,346,715
Phu Nhuan Jewelry JSC	955,983	3,315,352

Total Vietnam		8,662,067

THAILAND: 3.2%
Sea, Ltd. ADR[b]	278,900	8,631,955

Total Thailand		8,631,955

	Shares	Value
SWITZERLAND: 1.4%
Cie Financiere Richemont SA	51,385	$3,765,784

Total Switzerland		3,765,784

BANGLADESH: 1.3%
Square Pharmaceuticals, Ltd.	1,197,920	3,347,286

Total Bangladesh		3,347,286

PHILIPPINES: 1.0%
Puregold Price Club, Inc.	3,473,170	2,616,125

Total Philippines		2,616,125

TOTAL COMMON EQUITIES		246,937,116

(Cost $210,534,497)

PREFERRED EQUITIES: 2.2%
SOUTH KOREA: 2.2%
Samsung Electronics Co., Ltd., Pfd.	182,563	6,026,238

Total South Korea		6,026,238

TOTAL PREFERRED EQUITIES		6,026,238

(Cost $5,282,410)

TOTAL INVESTMENTS: 94.1%		252,963,354
(Cost $215,816,907)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 5.9%		15,891,533

NET ASSETS: 100.0%		$268,854,887

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	Non-income producing security.

c

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2019, the aggregate value is $16,537,241, which is 6.15% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

ADR	American Depositary Receipt

JSC	Joint Stock Co.

Pfd.	Preferred

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

1	MATTHEWS ASIA FUNDS